Income Taxes (Details) - Schedule of effective tax rate for Digerati is reconciled to statutory rates - DIGERATI TECHNOLOGIES, INC [Member]	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Taxes (Details) - Schedule of effective tax rate for Digerati is reconciled to statutory rates [Line Items]
Expected Federal benefit (provision), at statutory rate	21.00%	21.00%
Change in valuation allowance	(21.00%)	(21.00%)
Deferred tax assets	0.00%	0.00%